Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
New Accounting Pronouncements Adopted and New Accounting Not Yet Pronouncements Adopted
New Accounting Pronouncements Adopted
ASU 2020-04, ASU 2021-01, and ASU 2022-06 – Reference Rate Reform (Topic 848)
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting and in January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848) – Scope. The amendments in these updates provide optional expedients and exceptions related to the accounting for contracts and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued due to reference rate reform if certain criteria are met.
As of June 2023, Dole has modified all of its borrowings and interest rate swaps that referenced LIBOR to now reference the Secured Overnight Financing Rate (“SOFR”). The Company has adopted certain elections under this guidance to account for the debt modifications as continuations of the existing agreements and maintain the hedge effectiveness of its interest rate swaps. The adoption of these elections did not impact Dole’s financial condition, results of operations, cash flows and related disclosures.
New Accounting Pronouncements Not Yet Adopted
The Company considered all new accounting pronouncements not yet adopted and concluded they are not expected to have a material impact.